Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 MMBbls Bcf MMBoe Rate	Dec. 31, 2018 MMBbls Bcf MMBoe	Dec. 31, 2017 MMBbls Bcf MMBoe
Disclosure of discounted future net cash flow [line items]
Extension and discoveries of proved development reserves	32	25	26
Extension and discoveries of proved undevelopment reserves	137	149	54
Net proved reserves of oil equivalent, Improved recovery	8	15	32
Revised proved reserves	7	156	96
Proved developed reserves added due to higher average oil price	10	143
Proved undeveloped reserves revisions of previous estimates of economic conditions increases-decreases		48	20
Proved developed reserves revisions of previous estimates increases by liquids and gas production performance	33	33	25
Proved reserves revisions of previous estimates of change of development strategy	42	43
Proved reserves revisions of previous estimates of Production and forecast Decreases			7
Net proved reserves of sales and acquisition	3	1.4	2.3
Proved developed reserves reduced due to lower average oil price			105
Proved developed reserves revisions of previous estimates increases by well performance			48
Proved reserves revisions of previous estimates of feasibility studies increases			56
Selling exchange rate | Rate	59.79
Vaca Muerta Development Project [Member]
Disclosure of discounted future net cash flow [line items]
Proved reserves revisions of previous estimates of change of development strategy	19
Golfo San Jorge basin [Member]
Disclosure of discounted future net cash flow [line items]
Proved developed reserves of oil equivalent, Improved reserves	2	4.4	5.6
Proved undeveloped reserves of oil equivalent, Improved reserves		8	9.6
Proved developed reserves added due to higher average oil price		40
Proved undeveloped reserves revisions of previous estimates of economic conditions decreases		33	3
Proved developed reserves reduced due to lower average oil price			(25)
Proved developed reserves revisions of previous estimates increases by well performance			14
Proved reserves revisions of previous estimates of feasibility studies increases			35
Neuquina basin [Member]
Disclosure of discounted future net cash flow [line items]
Proved developed reserves of oil equivalent, Improved reserves	5	3	5.4
Proved undeveloped reserves of oil equivalent, Improved reserves		3	10
Proved developed reserves added due to higher average oil price		56
Proved undeveloped reserves revisions of previous estimates of economic conditions decreases		15	15
Reduction of proved undeveloped reserves due to changes in gas compression projects		5
Proved reserves revisions of previous estimates of Production and forecast Decreases		13
Proved developed reserves reduced due to lower average oil price			(60)
Proved developed reserves revisions of previous estimates increases by well performance			31
Proved developed reserves revisions of previous estimates decreases by well performance			23
Proved reserves revisions of previous estimates of feasibility studies increases			21
Austral, Golfo San Jorge and Cuyana basins [member]
Disclosure of discounted future net cash flow [line items]
Proved undeveloped reserves reduction		5
Golfo San Jorge And Neuquina Basins [member]
Disclosure of discounted future net cash flow [line items]
Proved undeveloped reserves reduction	6
Proved reserves revisions of previous estimates of WO jobs performance increases			4.2
Crude oil [Member]
Disclosure of discounted future net cash flow [line items]
Extension and discoveries of proved development reserves | MMBbls	11	8	7.4
Extension and discoveries of proved undevelopment reserves | MMBbls	76	95	11.7
Revised proved reserves | MMBbls	21	126	71
Natural Gas Liquids [Member]
Disclosure of discounted future net cash flow [line items]
Extension and discoveries of proved development reserves | MMBbls	2	1	1.9
Extension and discoveries of proved undevelopment reserves | MMBbls	12	12	3.4
Revised proved reserves | MMBbls	4	1	4
Natural gas [member]
Disclosure of discounted future net cash flow [line items]
Extension and discoveries of proved development reserves | Bcf	107	92	94
Extension and discoveries of proved undevelopment reserves | Bcf	276	238	219
Revised proved reserves | Bcf	103	178	161
Austral basin [Member]
Disclosure of discounted future net cash flow [line items]
Proved developed reserves added due to higher average oil price		31
Cuyana basin [Member]
Disclosure of discounted future net cash flow [line items]
Proved developed reserves of oil equivalent, Improved reserves	1
Proved developed reserves reduced due to lower average oil price			(14)